Ordinary Shares Issued at Nominal Value in Lieu of Services (Details Narrative) - Common Stock [Member] - shares	1 Months Ended
	Dec. 31, 2024	Feb. 29, 2024
Sales Force [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services		4,514
D. Boral Capital LLC [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services	50,000
Maxim Group [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services	50,000